Related Party Transactions - Agreements (Details) $ in Thousands				1 Months Ended																	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 02, 2014	Mar. 02, 2014 USD ($)	Mar. 01, 2014	Feb. 28, 2022	Apr. 30, 2018	Mar. 31, 2018	Apr. 30, 2017	Mar. 31, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Jul. 31, 2016	Mar. 31, 2014 satellite	Feb. 28, 2014 USD ($) satellite	Dec. 31, 2012	Oct. 31, 2012	May 31, 2012	Dec. 31, 2009	Sep. 30, 2009 transponder	Nov. 30, 2008 transponder	Mar. 31, 2016 USD ($)	Nov. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Feb. 28, 2013 transponder	Mar. 31, 2012	Sep. 30, 2010 USD ($)
Related party transactions
Transfer of launch contracts from EchoStar to HNS																							$ 70,300	$ 52,250	$ 0
Capital contribution from EchoStar																							23,750	0	0
Proceeds from issuance of Hughes Retail Preferred Tracking Stock																							$ 0	0	10,601
Hughes Broadband Distribution Agreement
Related party transactions
Agreement term																5 years
Required minimum notice for termination of agreement																							180 days
Automatic renewal period																							1 year
EchoStar
Related party transactions
Required minimum notice period for termination of agreement by the reporting entity																							30 days
Expense recorded for services provided																							$ 16,700	$ 16,500	$ 13,200
DISH Network | EchoStar V I I capacity leased to Dish Network
Related party transactions
Agreement term										1 year
DISH Network | EchoStar VI I I capacity leased to Dish Network
Related party transactions
Required minimum notice for termination of agreement																							30 days
DISH Network | EchoStar XVI
Related party transactions
Agreement term												1 year						10 years
Agreement term from commencement of service date															4 years
Renewal option, reduction												1 year
Term of renewal option																							5 years
Additional term of renewal option																							5 years
DISH Network | DISH Nimiq 5 Agreement
Related party transactions
Agreement term from commencement of service date																			10 years
Number of DBS transponders available to receive services | transponder																			32
DISH Network | Quetz Sat-1 Agreement
Related party transactions
Number of DBS transponders currently receiving services | transponder																				24
Number of DBS transponders currently receiving services subleased back from related party | transponder																										5
DISH Network | Satellite and Tracking Stock Transaction | Hughes Retail Preferred Tracking Stock | Hughes Retail Group
Related party transactions
Percentage of economic interest in the Hughes Retail Group	80.00%		80.00%																				80.00%
DISH Network | TT&C Agreement
Related party transactions
Agreement term											1 year
Minimum required notice period for termination of agreement by related party																							60 days
DISH Network | DBSD North America Agreement
Related party transactions
Ownership interest acquired by related party (as a percent)																											100.00%
DISH Network | RUS Implementation Agreement
Related party transactions
Grants receivable																												$ 14,100
DISH Network | EchoStar Professional Services Agreement
Related party transactions
Required minimum notice for termination of agreement																							60 days
Automatic renewal period																							1 year
Required minimum notice for termination of individual service																							30 days
DISH Network | Ciel | Satellite Leasing Service Agreement
Related party transactions
Agreement term																	10 years
DISH Network | EchoStar and HSSC | Satellite and Tracking Stock Transaction
Related party transactions
Number of satellites transferred | satellite													5	5
Proceeds from issuance of Hughes Retail Preferred Tracking Stock		$ 11,400												$ 11,400
DISH Network | Subsequent Event | TerreStar Agreement
Related party transactions
Required minimum notice for termination of agreement							90 days
Minimum required notice period for termination of agreement by related party								60 days
DISH Network | Subsequent Event | EchoStar Professional Services Agreement
Related party transactions
Agreement term									1 year
Telesat | TeleSat Transponder Agreement
Related party transactions
Agreement term																			15 years
Number of DBS transponders available to receive services | transponder																			32
SES Latin America | QuetzSat-1 Transponder
Related party transactions
Agreement term																				10 years
Number of DBS transponders available to receive services | transponder																				32
Related-party advances | Minimum | One-year LIBOR
Related party transactions
Annual rates																							1.00%
Related-party advances | Maximum | One-year LIBOR
Related party transactions
Annual rates																							3.00%
Other noncurrent assets | EOC
Related party transactions
Transfer of launch contracts from EchoStar to HNS																					$ 70,300
Additional Paid-In Capital | EOC
Related party transactions
Capital contribution from EchoStar																						$ 23,800
EchoStar Technologies Business | DISH Network | Subsequent Event | Share Exchange Agreement
Related party transactions
Ownership interest acquired by related party (as a percent)									100.00%
Forecast | DISH Network | TerreStar Agreement
Related party transactions
Agreement term					1 year	1 year
Forecast | DISH Network | DBSD North America Agreement
Related party transactions
Agreement term				5 years	1 year
Minimum required notice period for termination of agreement by related party				180 days	120 days
DISH Network | EchoStar Technologies Business | Subsequent Event | Share Exchange Agreement
Related party transactions
Ownership interest acquired by related party (as a percent)									100.00%